FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
165,567	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$165,567
	(Cost $165,567)
	Total Investments — 0.4%	165,567
	(Cost $165,567)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.1%
	Call Options Purchased — 106.8%
798	Invesco QQQ TrustSM, Series 1	$49,416,150	$5.21	01/16/26	48,933,168
	(Cost $41,630,559)
	Put Options Purchased — 0.3%
798	Invesco QQQ TrustSM, Series 1	49,416,150	521.73	01/16/26	134,663
	(Cost $2,779,515)
	Total Purchased Options				49,067,831
	(Cost $44,410,074)
WRITTEN OPTIONS — (7.4)%
	Call Options Written — (7.3)%
(798)	Invesco QQQ TrustSM, Series 1	(49,416,150)	587.10	01/16/26	(3,343,867)
	(Premiums received $1,320,576)
	Put Options Written — (0.1)%
(798)	Invesco QQQ TrustSM, Series 1	(49,416,150)	417.38	01/16/26	(31,569)
	(Premiums received $676,007)
	Total Written Options				(3,375,436)
	(Premiums received $1,996,583)
	Net Other Assets and Liabilities — (0.1)%				(33,368)
	Net Assets — 100.0%				$45,824,594

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$165,567	$165,567	$—	$—
Purchased Options	49,067,831	—	49,067,831	—
Total	$49,233,398	$165,567	$49,067,831	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,375,436)	$—	$(3,375,436)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
269,500	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$269,500
	(Cost $269,500)
	Total Investments — 0.4%	269,500
	(Cost $269,500)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.9%
	Call Options Purchased — 118.7%
1,006	SPDR® S&P 500® ETF Trust	$68,749,034	$5.99	01/16/26	68,004,815
1,006	SPDR® S&P 500® ETF Trust	68,749,034	597.59	01/16/26	9,006,356
	Total Call Options Purchased				77,011,171
	(Cost $67,269,875)
	Put Options Purchased — 0.2%
1,006	SPDR® S&P 500® ETF Trust	68,749,034	597.59	01/16/26	162,037
	(Cost $2,643,434)
	Total Purchased Options				77,173,208
	(Cost $69,913,309)
WRITTEN OPTIONS — (19.2)%
	Call Options Written — (19.2)%
(2,012)	SPDR® S&P 500® ETF Trust	(137,498,068)	626.69	01/16/26	(12,456,031)
	(Premiums received $6,956,214)
	Put Options Written — (0.0)%
(1,006)	SPDR® S&P 500® ETF Trust	(68,749,034)	507.95	01/16/26	(49,797)
	(Premiums received $812,058)
	Total Written Options				(12,505,828)
	(Premiums received $7,768,272)
	Net Other Assets and Liabilities — (0.1)%				(43,578)
	Net Assets — 100.0%				$64,893,302

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$269,500	$269,500	$—	$—
Purchased Options	77,173,208	—	77,173,208	—
Total	$77,442,708	$269,500	$77,173,208	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(12,505,828)	$—	$(12,505,828)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
184,451	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$184,451
	(Cost $184,451)
	Total Investments — 0.5%	184,451
	(Cost $184,451)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.3%
	Call Options Purchased — 105.6%
703	Invesco QQQ TrustSM, Series 1	$43,533,275	$5.25	02/20/26	43,119,974
	(Cost $34,486,457)
	Put Options Purchased — 0.7%
703	Invesco QQQ TrustSM, Series 1	43,533,275	526.07	02/20/26	287,541
	(Cost $3,896,502)
	Total Purchased Options				43,407,515
	(Cost $38,382,959)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (6.5)%
(703)	Invesco QQQ TrustSM, Series 1	(43,533,275)	602.46	02/20/26	(2,651,878)
	(Premiums received $456,945)
	Put Options Written — (0.2)%
(703)	Invesco QQQ TrustSM, Series 1	(43,533,275)	447.16	02/20/26	(95,509)
	(Premiums received $1,345,968)
	Total Written Options				(2,747,387)
	(Premiums received $1,802,913)
	Net Other Assets and Liabilities — (0.1)%				(29,497)
	Net Assets — 100.0%				$40,815,082

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$184,451	$184,451	$—	$—
Purchased Options	43,407,515	—	43,407,515	—
Total	$43,591,966	$184,451	$43,407,515	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,747,387)	$—	$(2,747,387)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
215,601	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$215,601
	(Cost $215,601)
	Total Investments — 0.5%	215,601
	(Cost $215,601)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 120.0%
	Call Options Purchased — 119.4%
661	SPDR® S&P 500® ETF Trust	$45,172,079	$6.01	02/20/26	44,692,742
661	SPDR® S&P 500® ETF Trust	45,172,079	599.95	02/20/26	6,071,358
	Total Call Options Purchased				50,764,100
	(Cost $41,248,488)
	Put Options Purchased — 0.6%
661	SPDR® S&P 500® ETF Trust	45,172,079	599.95	02/20/26	254,009
	(Cost $3,000,903)
	Total Purchased Options				51,018,109
	(Cost $44,249,391)
WRITTEN OPTIONS — (20.4)%
	Call Options Written — (20.2)%
(1,322)	SPDR® S&P 500® ETF Trust	(90,344,158)	629.35	02/20/26	(8,603,418)
	(Premiums received $2,803,737)
	Put Options Written — (0.2)%
(661)	SPDR® S&P 500® ETF Trust	(45,172,079)	509.96	02/20/26	(83,484)
	(Premiums received $854,833)
	Total Written Options				(8,686,902)
	(Premiums received $3,658,570)
	Net Other Assets and Liabilities — (0.1)%				(27,729)
	Net Assets — 100.0%				$42,519,079

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$215,601	$215,601	$—	$—
Purchased Options	51,018,109	—	51,018,109	—
Total	$51,233,710	$215,601	$51,018,109	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,686,902)	$—	$(8,686,902)	$—

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
656,207	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$656,207
	(Cost $656,207)
	Total Investments — 0.6%	656,207
	(Cost $656,207)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 101.2%
12,458	iShares MSCI EAFE ETF	$118,587,702	$0.84	03/20/26	115,518,300
	(Cost $101,814,575)
	Put Options Purchased — 0.7%
12,458	iShares MSCI EAFE ETF	118,587,702	83.66	03/20/26	790,958
	(Cost $5,886,393)
	Total Purchased Options				116,309,258
	(Cost $107,700,968)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (2.2)%
(12,458)	iShares MSCI EAFE ETF	(118,587,702)	96.54	03/20/26	(2,452,731)
	(Premiums received $747,219)
	Put Options Written — (0.2)%
(12,458)	iShares MSCI EAFE ETF	(118,587,702)	71.11	03/20/26	(233,961)
	(Premiums received $2,191,091)
	Total Written Options				(2,686,692)
	(Premiums received $2,938,310)
	Net Other Assets and Liabilities — (0.1)%				(82,388)
	Net Assets — 100.0%				$114,196,385

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$656,207	$656,207	$—	$—
Purchased Options	116,309,258	—	116,309,258	—
Total	$116,965,465	$656,207	$116,309,258	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,686,692)	$—	$(2,686,692)	$—

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,218,073	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$2,218,073
	(Cost $2,218,073)
	Total Investments — 0.5%	2,218,073
	(Cost $2,218,073)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.5%
	Call Options Purchased — 111.9%
8,224	Invesco QQQ TrustSM, Series 1	$509,271,200	$4.80	03/20/26	504,889,453
	(Cost $395,329,578)
	Put Options Purchased — 0.6%
8,224	Invesco QQQ TrustSM, Series 1	509,271,200	480.83	03/20/26	2,683,820
	(Cost $27,062,286)
	Total Purchased Options				507,573,273
	(Cost $422,391,864)
WRITTEN OPTIONS — (12.9)%
	Call Options Written — (12.6)%
(8,224)	Invesco QQQ TrustSM, Series 1	(509,271,200)	568.44	03/20/26	(56,847,002)
	(Premiums received $12,106,995)
	Put Options Written — (0.3)%
(8,224)	Invesco QQQ TrustSM, Series 1	(509,271,200)	432.75	03/20/26	(1,488,708)
	(Premiums received $14,758,711)
	Total Written Options				(58,335,710)
	(Premiums received $26,865,706)
	Net Other Assets and Liabilities — (0.1)%				(317,268)
	Net Assets — 100.0%				$451,138,368

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,218,073	$2,218,073	$—	$—
Purchased Options	507,573,273	—	507,573,273	—
Total	$509,791,346	$2,218,073	$507,573,273	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(58,335,710)	$—	$(58,335,710)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
883,281	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$883,281
	(Cost $883,281)
	Total Investments — 0.5%	883,281
	(Cost $883,281)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 132.8%
	Call Options Purchased — 132.2%
2,843	SPDR® S&P 500® ETF Trust	$194,287,777	$5.65	03/20/26	191,858,519
2,843	SPDR® S&P 500® ETF Trust	194,287,777	563.99	03/20/26	36,235,115
	Total Call Options Purchased				228,093,634
	(Cost $171,430,112)
	Put Options Purchased — 0.6%
2,843	SPDR® S&P 500® ETF Trust	194,287,777	563.99	03/20/26	1,052,251
	(Cost $9,356,572)
	Total Purchased Options				229,145,885
	(Cost $180,786,684)
WRITTEN OPTIONS — (33.2)%
	Call Options Written — (32.9)%
(5,686)	SPDR® S&P 500® ETF Trust	(388,575,554)	593.54	03/20/26	(56,853,461)
	(Premiums received $17,221,461)
	Put Options Written — (0.3)%
(2,843)	SPDR® S&P 500® ETF Trust	(194,287,777)	479.39	03/20/26	(437,424)
	(Premiums received $3,433,085)
	Total Written Options				(57,290,885)
	(Premiums received $20,654,546)
	Net Other Assets and Liabilities — (0.1)%				(117,547)
	Net Assets — 100.0%				$172,620,734

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$883,281	$883,281	$—	$—
Purchased Options	229,145,885	—	229,145,885	—
Total	$230,029,166	$883,281	$229,145,885	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(57,290,885)	$—	$(57,290,885)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
246,480	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$246,480
	(Cost $246,480)
	Total Investments — 0.6%	246,480
	(Cost $246,480)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 124.5%
	Call Options Purchased — 123.9%
809	Invesco QQQ TrustSM, Series 1	$50,097,325	$4.43	04/17/26	49,619,376
	(Cost $36,136,156)
	Put Options Purchased — 0.6%
809	Invesco QQQ TrustSM, Series 1	50,097,325	444.09	04/17/26	226,204
	(Cost $2,939,779)
	Total Purchased Options				49,845,580
	(Cost $39,075,935)
WRITTEN OPTIONS — (25.0)%
	Call Options Written — (24.8)%
(809)	Invesco QQQ TrustSM, Series 1	(50,097,325)	509.68	04/17/26	(9,926,754)
	(Premiums received $1,985,242)
	Put Options Written — (0.2)%
(809)	Invesco QQQ TrustSM, Series 1	(50,097,325)	355.27	04/17/26	(85,624)
	(Premiums received $985,684)
	Total Written Options				(10,012,378)
	(Premiums received $2,970,926)
	Net Other Assets and Liabilities — (0.1)%				(28,285)
	Net Assets — 100.0%				$40,051,397

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$246,480	$246,480	$—	$—
Purchased Options	49,845,580	—	49,845,580	—
Total	$50,092,060	$246,480	$49,845,580	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,012,378)	$—	$(10,012,378)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
335,575	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$335,575
	(Cost $335,575)
	Total Investments — 0.7%	335,575
	(Cost $335,575)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 146.4%
	Call Options Purchased — 145.8%
910	SPDR® S&P 500® ETF Trust	$62,188,490	$5.27	04/17/26	61,450,717
910	SPDR® S&P 500® ETF Trust	62,188,490	526.42	04/17/26	15,095,207
	Total Call Options Purchased				76,545,924
	(Cost $62,213,382)
	Put Options Purchased — 0.6%
910	SPDR® S&P 500® ETF Trust	62,188,490	526.42	04/17/26	298,435
	(Cost $1,788,333)
	Total Purchased Options				76,844,359
	(Cost $64,001,715)
WRITTEN OPTIONS — (47.0)%
	Call Options Written — (46.7)%
(1,820)	SPDR® S&P 500® ETF Trust	(124,376,980)	559.53	04/17/26	(24,517,420)
	(Premiums received $12,366,154)
	Put Options Written — (0.3)%
(910)	SPDR® S&P 500® ETF Trust	(62,188,490)	447.46	04/17/26	(148,831)
	(Premiums received $686,148)
	Total Written Options				(24,666,251)
	(Premiums received $13,052,302)
	Net Other Assets and Liabilities — (0.1)%				(34,393)
	Net Assets — 100.0%				$52,479,290

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$335,575	$335,575	$—	$—
Purchased Options	76,844,359	—	76,844,359	—
Total	$77,179,934	$335,575	$76,844,359	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,666,251)	$—	$(24,666,251)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
531,341	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$531,341
	(Cost $531,341)
	Total Investments — 0.6%	531,341
	(Cost $531,341)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.4%
	Call Options Purchased — 107.8%
1,485	Invesco QQQ TrustSM, Series 1	$91,958,625	$5.21	05/15/26	90,947,711
	(Cost $77,285,833)
	Put Options Purchased — 1.6%
1,485	Invesco QQQ TrustSM, Series 1	91,958,625	521.50	05/15/26	1,363,943
	(Cost $5,394,283)
	Total Purchased Options				92,311,654
	(Cost $82,680,116)
WRITTEN OPTIONS — (9.9)%
	Call Options Written — (9.3)%
(1,485)	Invesco QQQ TrustSM, Series 1	(91,958,625)	600.77	05/15/26	(7,843,027)
	(Premiums received $2,304,241)
	Put Options Written — (0.6)%
(1,485)	Invesco QQQ TrustSM, Series 1	(91,958,625)	443.27	05/15/26	(533,917)
	(Premiums received $2,569,191)
	Total Written Options				(8,376,944)
	(Premiums received $4,873,432)
	Net Other Assets and Liabilities — (0.1)%				(60,454)
	Net Assets — 100.0%				$84,405,597

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$531,341	$531,341	$—	$—
Purchased Options	92,311,654	—	92,311,654	—
Total	$92,842,995	$531,341	$92,311,654	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,376,944)	$—	$(8,376,944)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
157,923	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$157,923
	(Cost $157,923)
	Total Investments — 0.7%	157,923
	(Cost $157,923)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 125.3%
	Call Options Purchased — 123.9%
343	SPDR® S&P 500® ETF Trust	$23,440,277	$5.95	05/15/26	23,137,744
343	SPDR® S&P 500® ETF Trust	23,440,277	594.21	05/15/26	3,653,352
	Total Call Options Purchased				26,791,096
	(Cost $21,906,925)
	Put Options Purchased — 1.4%
343	SPDR® S&P 500® ETF Trust	23,440,277	594.21	05/15/26	298,818
	(Cost $1,107,526)
	Total Purchased Options				27,089,914
	(Cost $23,014,451)
WRITTEN OPTIONS — (25.9)%
	Call Options Written — (25.4)%
(686)	SPDR® S&P 500® ETF Trust	(46,880,554)	625.05	05/15/26	(5,487,424)
	(Premiums received $2,351,749)
	Put Options Written — (0.5)%
(343)	SPDR® S&P 500® ETF Trust	(23,440,277)	505.08	05/15/26	(117,591)
	(Premiums received $438,843)
	Total Written Options				(5,605,015)
	(Premiums received $2,790,592)
	Net Other Assets and Liabilities — (0.1)%				(14,279)
	Net Assets — 100.0%				$21,628,543

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$157,923	$157,923	$—	$—
Purchased Options	27,089,914	—	27,089,914	—
Total	$27,247,837	$157,923	$27,089,914	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,605,015)	$—	$(5,605,015)	$—

FT Vest International Equity Moderate Buffer ETF - June (YJUN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,354,703	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,354,703
	(Cost $1,354,703)
	Total Investments — 0.9%	1,354,703
	(Cost $1,354,703)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 100.7%
17,812	iShares MSCI EAFE ETF	$169,552,428	$0.86	06/18/26	162,587,758
	(Cost $150,289,814)
	Put Options Purchased — 1.9%
17,812	iShares MSCI EAFE ETF	169,552,428	86.33	06/18/26	3,153,615
	(Cost $7,891,048)
	Total Purchased Options				165,741,373
	(Cost $158,180,862)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (2.8)%
(17,812)	iShares MSCI EAFE ETF	(169,552,428)	97.50	06/18/26	(4,447,122)
	(Premiums received $2,481,584)
	Put Options Written — (0.6)%
(17,812)	iShares MSCI EAFE ETF	(169,552,428)	73.38	06/18/26	(1,025,259)
	(Premiums received $2,590,211)
	Total Written Options				(5,472,381)
	(Premiums received $5,071,795)
	Net Other Assets and Liabilities — (0.1)%				(114,583)
	Net Assets — 100.0%				$161,509,112

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,354,703	$1,354,703	$—	$—
Purchased Options	165,741,373	—	165,741,373	—
Total	$167,096,076	$1,354,703	$165,741,373	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,472,381)	$—	$(5,472,381)	$—

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
4,153,265	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$4,153,265
	(Cost $4,153,265)
	Total Investments — 0.7%	4,153,265
	(Cost $4,153,265)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.1%
	Call Options Purchased — 106.0%
9,922	Invesco QQQ TrustSM, Series 1	$614,419,850	$5.26	06/18/26	607,600,757
	(Cost $519,821,919)
	Put Options Purchased — 2.1%
9,922	Invesco QQQ TrustSM, Series 1	614,419,850	526.82	06/18/26	11,768,087
	(Cost $36,697,057)
	Total Purchased Options				619,368,844
	(Cost $556,518,976)
WRITTEN OPTIONS — (8.7)%
	Call Options Written — (7.6)%
(9,922)	Invesco QQQ TrustSM, Series 1	(614,419,850)	622.76	06/18/26	(43,432,761)
	(Premiums received $14,073,817)
	Put Options Written — (1.1)%
(9,922)	Invesco QQQ TrustSM, Series 1	(614,419,850)	474.14	06/18/26	(6,486,309)
	(Premiums received $20,848,821)
	Total Written Options				(49,919,070)
	(Premiums received $34,922,638)
	Net Other Assets and Liabilities — (0.1)%				(384,543)
	Net Assets — 100.0%				$573,218,496

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,153,265	$4,153,265	$—	$—
Purchased Options	619,368,844	—	619,368,844	—
Total	$623,522,109	$4,153,265	$619,368,844	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(49,919,070)	$—	$(49,919,070)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,071,786	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,071,786
	(Cost $1,071,786)
	Total Investments — 0.8%	1,071,786
	(Cost $1,071,786)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 126.4%
	Call Options Purchased — 124.7%
2,278	SPDR® S&P 500® ETF Trust	$155,676,242	$5.95	06/18/26	153,328,057
2,278	SPDR® S&P 500® ETF Trust	155,676,242	594.29	06/18/26	24,888,403
	Total Call Options Purchased				178,216,460
	(Cost $145,013,440)
	Put Options Purchased — 1.7%
2,278	SPDR® S&P 500® ETF Trust	155,676,242	594.29	06/18/26	2,467,643
	(Cost $7,655,343)
	Total Purchased Options				180,684,103
	(Cost $152,668,783)
WRITTEN OPTIONS — (27.1)%
	Call Options Written — (26.4)%
(4,556)	SPDR® S&P 500® ETF Trust	(311,352,484)	625.73	06/18/26	(37,731,972)
	(Premiums received $15,100,614)
	Put Options Written — (0.7)%
(2,278)	SPDR® S&P 500® ETF Trust	(155,676,242)	505.15	06/18/26	(1,015,851)
	(Premiums received $3,262,348)
	Total Written Options				(38,747,823)
	(Premiums received $18,362,962)
	Net Other Assets and Liabilities — (0.1)%				(96,078)
	Net Assets — 100.0%				$142,911,988

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,071,786	$1,071,786	$—	$—
Purchased Options	180,684,103	—	180,684,103	—
Total	$181,755,889	$1,071,786	$180,684,103	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,747,823)	$—	$(38,747,823)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
601,730	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$601,730
	(Cost $601,730)
	Total Investments — 0.8%	601,730
	(Cost $601,730)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.7%
	Call Options Purchased — 104.4%
1,268	Invesco QQQ TrustSM, Series 1	$78,520,900	$5.60	07/17/26	77,506,754
	(Cost $70,300,538)
	Put Options Purchased — 3.3%
1,268	Invesco QQQ TrustSM, Series 1	78,520,900	561.25	07/17/26	2,447,303
	(Cost $4,705,490)
	Total Purchased Options				79,954,057
	(Cost $75,006,028)
WRITTEN OPTIONS — (8.4)%
	Call Options Written — (7.4)%
(1,268)	Invesco QQQ TrustSM, Series 1	(78,520,900)	628.94	07/17/26	(5,503,107)
	(Premiums received $2,910,777)
	Put Options Written — (1.0)%
(1,268)	Invesco QQQ TrustSM, Series 1	(78,520,900)	449.00	07/17/26	(730,254)
	(Premiums received $1,520,171)
	Total Written Options				(6,233,361)
	(Premiums received $4,430,948)
	Net Other Assets and Liabilities — (0.1)%				(52,598)
	Net Assets — 100.0%				$74,269,828

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$601,730	$601,730	$—	$—
Purchased Options	79,954,057	—	79,954,057	—
Total	$80,555,787	$601,730	$79,954,057	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,233,361)	$—	$(6,233,361)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
436,039	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$436,039
	(Cost $436,039)
	Total Investments — 0.9%	436,039
	(Cost $436,039)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.8%
	Call Options Purchased — 116.2%
758	SPDR® S&P 500® ETF Trust	$51,800,962	$6.29	07/17/26	51,001,295
758	SPDR® S&P 500® ETF Trust	51,800,962	627.59	07/17/26	6,440,514
	Total Call Options Purchased				57,441,809
	(Cost $50,595,353)
	Put Options Purchased — 2.6%
758	SPDR® S&P 500® ETF Trust	51,800,962	627.59	07/17/26	1,302,547
	(Cost $2,536,725)
	Total Purchased Options				58,744,356
	(Cost $53,132,078)
WRITTEN OPTIONS — (19.6)%
	Call Options Written — (18.6)%
(1,516)	SPDR® S&P 500® ETF Trust	(103,601,924)	659.28	07/17/26	(9,181,745)
	(Premiums received $4,974,523)
	Put Options Written — (1.0)%
(758)	SPDR® S&P 500® ETF Trust	(51,800,962)	533.45	07/17/26	(515,645)
	(Premiums received $1,072,780)
	Total Written Options				(9,697,390)
	(Premiums received $6,047,303)
	Net Other Assets and Liabilities — (0.1)%				(32,675)
	Net Assets — 100.0%				$49,450,330

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$436,039	$436,039	$—	$—
Purchased Options	58,744,356	—	58,744,356	—
Total	$59,180,395	$436,039	$58,744,356	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,697,390)	$—	$(9,697,390)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
575,757	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$575,757
	(Cost $575,757)
	Total Investments — 1.0%	575,757
	(Cost $575,757)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 102.2%
1,003	Invesco QQQ TrustSM, Series 1	$62,110,775	$5.76	08/21/26	61,312,257
	(Cost $57,309,231)
	Put Options Purchased — 4.2%
1,003	Invesco QQQ TrustSM, Series 1	62,110,775	577.33	08/21/26	2,522,735
	(Cost $3,732,313)
	Total Purchased Options				63,834,992
	(Cost $61,041,544)
WRITTEN OPTIONS — (7.3)%
	Call Options Written — (5.5)%
(1,003)	Invesco QQQ TrustSM, Series 1	(62,110,775)	657.81	08/21/26	(3,329,820)
	(Premiums received $1,859,705)
	Put Options Written — (1.8)%
(1,003)	Invesco QQQ TrustSM, Series 1	(62,110,775)	490.73	08/21/26	(1,052,568)
	(Premiums received $1,575,331)
	Total Written Options				(4,382,388)
	(Premiums received $3,435,036)
	Net Other Assets and Liabilities — (0.1)%				(41,081)
	Net Assets — 100.0%				$59,987,280

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$575,757	$575,757	$—	$—
Purchased Options	63,834,992	—	63,834,992	—
Total	$64,410,749	$575,757	$63,834,992	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,382,388)	$—	$(4,382,388)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
275,869	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$275,869
	(Cost $275,869)
	Total Investments — 1.0%	275,869
	(Cost $275,869)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.7%
	Call Options Purchased — 113.3%
435	SPDR® S&P 500® ETF Trust	$29,727,465	$6.44	08/21/26	29,280,428
435	SPDR® S&P 500® ETF Trust	29,727,465	643.45	08/21/26	3,358,735
	Total Call Options Purchased				32,639,163
	(Cost $29,621,826)
	Put Options Purchased — 3.4%
435	SPDR® S&P 500® ETF Trust	29,727,465	643.45	08/21/26	970,433
	(Cost $1,491,203)
	Total Purchased Options				33,609,596
	(Cost $31,113,029)
WRITTEN OPTIONS — (17.6)%
	Call Options Written — (16.2)%
(870)	SPDR® S&P 500® ETF Trust	(59,454,930)	675.69	08/21/26	(4,682,218)
	(Premiums received $2,773,940)
	Put Options Written — (1.4)%
(435)	SPDR® S&P 500® ETF Trust	(29,727,465)	546.93	08/21/26	(394,136)
	(Premiums received $625,287)
	Total Written Options				(5,076,354)
	(Premiums received $3,399,227)
	Net Other Assets and Liabilities — (0.1)%				(18,857)
	Net Assets — 100.0%				$28,790,254

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$275,869	$275,869	$—	$—
Purchased Options	33,609,596	—	33,609,596	—
Total	$33,885,465	$275,869	$33,609,596	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,076,354)	$—	$(5,076,354)	$—

FT Vest International Equity Moderate Buffer ETF - September (YSEP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
1,382,238	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,382,238
	(Cost $1,382,238)
	Total Investments — 1.1%	1,382,238
	(Cost $1,382,238)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 97.2%
13,925	iShares MSCI EAFE ETF	$132,552,075	$0.93	09/18/26	127,218,800
	(Cost $125,414,624)
	Put Options Purchased — 4.4%
13,925	iShares MSCI EAFE ETF	132,552,075	93.00	09/18/26	5,778,875
	(Cost $6,598,182)
	Total Purchased Options				132,997,675
	(Cost $132,012,806)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (1.2)%
(13,925)	iShares MSCI EAFE ETF	(132,552,075)	105.22	09/18/26	(1,601,375)
	(Premiums received $1,448,933)
	Put Options Written — (1.4)%
(13,925)	iShares MSCI EAFE ETF	(132,552,075)	79.05	09/18/26	(1,852,025)
	(Premiums received $2,433,291)
	Total Written Options				(3,453,400)
	(Premiums received $3,882,224)
	Net Other Assets and Liabilities — (0.1)%				(69,203)
	Net Assets — 100.0%				$130,857,310

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,382,238	$1,382,238	$—	$—
Purchased Options	132,997,675	—	132,997,675	—
Total	$134,379,913	$1,382,238	$132,997,675	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,453,400)	$—	$(3,453,400)	$—

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,933,169	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$4,933,169
	(Cost $4,933,169)
	Total Investments — 1.0%	4,933,169
	(Cost $4,933,169)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.5%
	Call Options Purchased — 100.0%
8,136	Invesco QQQ TrustSM, Series 1	$503,821,800	$5.98	09/18/26	496,914,336
	(Cost $482,277,966)
	Put Options Purchased — 5.5%
8,136	Invesco QQQ TrustSM, Series 1	503,821,800	599.34	09/18/26	27,239,328
	(Cost $32,035,347)
	Total Purchased Options				524,153,664
	(Cost $514,313,313)
WRITTEN OPTIONS — (6.4)%
	Call Options Written — (3.3)%
(8,136)	Invesco QQQ TrustSM, Series 1	(503,821,800)	701.05	09/18/26	(16,328,952)
	(Premiums received $13,078,683)
	Put Options Written — (3.1)%
(8,136)	Invesco QQQ TrustSM, Series 1	(503,821,800)	539.41	09/18/26	(15,311,952)
	(Premiums received $18,573,582)
	Total Written Options				(31,640,904)
	(Premiums received $31,652,265)
	Net Other Assets and Liabilities — (0.1)%				(335,955)
	Net Assets — 100.0%				$497,109,974

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,933,169	$4,933,169	$—	$—
Purchased Options	524,153,664	—	524,153,664	—
Total	$529,086,833	$4,933,169	$524,153,664	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,640,904)	$—	$(31,640,904)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,045,432	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,045,432
	(Cost $1,045,432)
	Total Investments — 1.0%	1,045,432
	(Cost $1,045,432)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.8%
	Call Options Purchased — 109.4%
1,549	SPDR® S&P 500® ETF Trust	$105,857,111	$6.65	09/18/26	103,996,622
1,549	SPDR® S&P 500® ETF Trust	105,857,111	663.71	09/18/26	10,034,190
	Total Call Options Purchased				114,030,812
	(Cost $109,316,169)
	Put Options Purchased — 4.4%
1,549	SPDR® S&P 500® ETF Trust	105,857,111	663.71	09/18/26	4,542,210
	(Cost $5,328,587)
	Total Purchased Options				118,573,022
	(Cost $114,644,756)
WRITTEN OPTIONS — (14.7)%
	Call Options Written — (12.9)%
(3,098)	SPDR® S&P 500® ETF Trust	(211,714,222)	695.50	09/18/26	(13,503,965)
	(Premiums received $10,576,537)
	Put Options Written — (1.8)%
(1,549)	SPDR® S&P 500® ETF Trust	(105,857,111)	564.16	09/18/26	(1,865,987)
	(Premiums received $2,297,896)
	Total Written Options				(15,369,952)
	(Premiums received $12,874,433)
	Net Other Assets and Liabilities — (0.1)%				(68,543)
	Net Assets — 100.0%				$104,179,959

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,045,432	$1,045,432	$—	$—
Purchased Options	118,573,022	—	118,573,022	—
Total	$119,618,454	$1,045,432	$118,573,022	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,369,952)	$—	$(15,369,952)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
806,851	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$806,851
	(Cost $806,851)
	Total Investments — 1.0%	806,851
	(Cost $806,851)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 100.0%
1,262	Invesco QQQ TrustSM, Series 1	$78,149,350	$6.03	10/16/26	77,047,914
	(Cost $75,899,103)
	Put Options Purchased — 6.0%
1,262	Invesco QQQ TrustSM, Series 1	78,149,350	603.92	10/16/26	4,601,492
	(Cost $5,249,369)
	Total Purchased Options				81,649,406
	(Cost $81,148,472)
WRITTEN OPTIONS — (6.9)%
	Call Options Written — (5.0)%
(1,262)	Invesco QQQ TrustSM, Series 1	(78,149,350)	678.87	10/16/26	(3,844,292)
	(Premiums received $3,740,668)
	Put Options Written — (1.9)%
(1,262)	Invesco QQQ TrustSM, Series 1	(78,149,350)	483.13	10/16/26	(1,505,881)
	(Premiums received $1,818,452)
	Total Written Options				(5,350,173)
	(Premiums received $5,559,120)
	Net Other Assets and Liabilities — (0.1)%				(49,863)
	Net Assets — 100.0%				$77,056,221

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$806,851	$806,851	$—	$—
Purchased Options	81,649,406	—	81,649,406	—
Total	$82,456,257	$806,851	$81,649,406	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,350,173)	$—	$(5,350,173)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
944,328	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$944,328
	(Cost $944,328)
	Total Investments — 1.1%	944,328
	(Cost $944,328)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.4%
	Call Options Purchased — 109.8%
1,350	SPDR® S&P 500® ETF Trust	$92,257,650	$6.65	10/16/26	90,651,096
1,350	SPDR® S&P 500® ETF Trust	92,257,650	664.40	10/16/26	9,140,783
	Total Call Options Purchased				99,791,879
	(Cost $96,183,262)
	Put Options Purchased — 4.6%
1,350	SPDR® S&P 500® ETF Trust	92,257,650	664.40	10/16/26	4,182,273
	(Cost $5,059,198)
	Total Purchased Options				103,974,152
	(Cost $101,242,460)
WRITTEN OPTIONS — (15.4)%
	Call Options Written — (13.4)%
(2,700)	SPDR® S&P 500® ETF Trust	(184,515,300)	698.48	10/16/26	(12,200,598)
	(Premiums received $10,257,161)
	Put Options Written — (2.0)%
(1,350)	SPDR® S&P 500® ETF Trust	(92,257,650)	564.74	10/16/26	(1,780,299)
	(Premiums received $2,252,085)
	Total Written Options				(13,980,897)
	(Premiums received $12,509,246)
	Net Other Assets and Liabilities — (0.1)%				(59,129)
	Net Assets — 100.0%				$90,878,454

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$944,328	$944,328	$—	$—
Purchased Options	103,974,152	—	103,974,152	—
Total	$104,918,480	$944,328	$103,974,152	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,980,897)	$—	$(13,980,897)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
591,858	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$591,858
	(Cost $591,858)
	Total Investments — 1.1%	591,858
	(Cost $591,858)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.6%
	Call Options Purchased — 101.0%
846	Invesco QQQ TrustSM, Series 1	$52,388,550	$5.89	11/20/26	51,662,428
	(Cost $49,828,110)
	Put Options Purchased — 5.6%
846	Invesco QQQ TrustSM, Series 1	52,388,550	590.06	11/20/26	2,889,623
	(Cost $3,689,913)
	Total Purchased Options				54,552,051
	(Cost $53,518,023)
WRITTEN OPTIONS — (7.7)%
	Call Options Written — (5.1)%
(846)	Invesco QQQ TrustSM, Series 1	(52,388,550)	686.54	11/20/26	(2,634,698)
	(Premiums received $2,150,763)
	Put Options Written — (2.6)%
(846)	Invesco QQQ TrustSM, Series 1	(52,388,550)	501.55	11/20/26	(1,317,822)
	(Premiums received $1,723,153)
	Total Written Options				(3,952,520)
	(Premiums received $3,873,916)
	Net Other Assets and Liabilities — (0.0)%				(25,559)
	Net Assets — 100.0%				$51,165,830

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$591,858	$591,858	$—	$—
Purchased Options	54,552,051	—	54,552,051	—
Total	$55,143,909	$591,858	$54,552,051	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,952,520)	$—	$(3,952,520)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
306,741	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$306,741
	(Cost $306,741)
	Total Investments — 1.3%	306,741
	(Cost $306,741)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.2%
	Call Options Purchased — 111.5%
365	SPDR® S&P 500® ETF Trust	$24,943,735	$6.60	11/20/26	24,521,660
365	SPDR® S&P 500® ETF Trust	24,943,735	659.04	11/20/26	2,765,065
	Total Call Options Purchased				27,286,725
	(Cost $25,942,975)
	Put Options Purchased — 4.7%
365	SPDR® S&P 500® ETF Trust	24,943,735	659.04	11/20/26	1,145,815
	(Cost $1,459,784)
	Total Purchased Options				28,432,540
	(Cost $27,402,759)
WRITTEN OPTIONS — (17.4)%
	Call Options Written — (15.3)%
(730)	SPDR® S&P 500® ETF Trust	(49,887,470)	695.48	11/20/26	(3,745,477)
	(Premiums received $2,948,592)
	Put Options Written — (2.1)%
(365)	SPDR® S&P 500® ETF Trust	(24,943,735)	560.19	11/20/26	(508,828)
	(Premiums received $671,997)
	Total Written Options				(4,254,305)
	(Premiums received $3,620,589)
	Net Other Assets and Liabilities — (0.1)%				(17,632)
	Net Assets — 100.0%				$24,467,344

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$306,741	$306,741	$—	$—
Purchased Options	28,432,540	—	28,432,540	—
Total	$28,739,281	$306,741	$28,432,540	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,254,305)	$—	$(4,254,305)	$—

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
245,981	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$245,981
	(Cost $245,981)
	Total Investments — 0.3%	245,981
	(Cost $245,981)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.4%
	Call Options Purchased — 107.4%
8,684	iShares MSCI EAFE ETF	$82,662,996	$0.75	12/19/25	80,948,167
	(Cost $64,421,051)
	Put Options Purchased — 0.0%
8,684	iShares MSCI EAFE ETF	82,662,996	75.10	12/19/25	11,897
	(Cost $3,569,915)
	Total Purchased Options				80,960,064
	(Cost $67,990,966)
WRITTEN OPTIONS — (7.6)%
	Call Options Written — (7.6)%
(8,684)	iShares MSCI EAFE ETF	(82,662,996)	87.73	12/19/25	(5,747,940)
	(Premiums received $785,649)
	Put Options Written — (0.0)%
(8,684)	iShares MSCI EAFE ETF	(82,662,996)	63.84	12/19/25	(3,039)
	(Premiums received $1,282,818)
	Total Written Options				(5,750,979)
	(Premiums received $2,068,467)
	Net Other Assets and Liabilities — (0.1)%				(54,759)
	Net Assets — 100.0%				$75,400,307

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$245,981	$245,981	$—	$—
Purchased Options	80,960,064	—	80,960,064	—
Total	$81,206,045	$245,981	$80,960,064	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,750,979)	$—	$(5,750,979)	$—

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,556,852	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$1,556,852
	(Cost $1,556,852)
	Total Investments — 0.3%	1,556,852
	(Cost $1,556,852)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.5%
	Call Options Purchased — 102.4%
8,595	Invesco QQQ TrustSM, Series 1	$532,245,375	$5.18	12/19/25	527,731,281
	(Cost $448,512,901)
	Put Options Purchased — 0.1%
8,595	Invesco QQQ TrustSM, Series 1	532,245,375	518.65	12/19/25	354,544
	(Cost $29,693,943)
	Total Purchased Options				528,085,825
	(Cost $478,206,844)
WRITTEN OPTIONS — (2.7)%
	Call Options Written — (2.7)%
(8,595)	Invesco QQQ TrustSM, Series 1	(532,245,375)	612.94	12/19/25	(14,027,728)
	(Premiums received $10,767,121)
	Put Options Written — (0.0)%
(8,595)	Invesco QQQ TrustSM, Series 1	(532,245,375)	466.78	12/19/25	(154,452)
	(Premiums received $14,561,187)
	Total Written Options				(14,182,180)
	(Premiums received $25,328,308)
	Net Other Assets and Liabilities — (0.1)%				(378,828)
	Net Assets — 100.0%				$515,081,669

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,556,852	$1,556,852	$—	$—
Purchased Options	528,085,825	—	528,085,825	—
Total	$529,642,677	$1,556,852	$528,085,825	$—

LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,182,180)	$—	$(14,182,180)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
717,396	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (a)	$717,396
	(Cost $717,396)
	Total Investments — 0.4%	717,396
	(Cost $717,396)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.1%
	Call Options Purchased — 119.1%
3,092	SPDR® S&P 500® ETF Trust	$211,304,188	$5.92	12/19/25	208,857,488
3,092	SPDR® S&P 500® ETF Trust	211,304,188	591.16	12/19/25	28,483,535
	Total Call Options Purchased				237,341,023
	(Cost $198,924,853)
	Put Options Purchased — 0.0%
3,092	SPDR® S&P 500® ETF Trust	211,304,188	591.16	12/19/25	118,609
	(Cost $8,745,184)
	Total Purchased Options				237,459,632
	(Cost $207,670,037)
WRITTEN OPTIONS — (19.4)%
	Call Options Written — (19.4)%
(6,184)	SPDR® S&P 500® ETF Trust	(422,608,376)	621.19	12/19/25	(38,673,870)
	(Premiums received $19,963,432)
	Put Options Written — (0.0)%
(3,092)	SPDR® S&P 500® ETF Trust	(211,304,188)	502.49	12/19/25	(30,209)
	(Premiums received $3,279,524)
	Total Written Options				(38,704,079)
	(Premiums received $23,242,956)
	Net Other Assets and Liabilities — (0.1)%				(133,903)
	Net Assets — 100.0%				$199,339,046

(a)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$717,396	$717,396	$—	$—
Purchased Options	237,459,632	—	237,459,632	—
Total	$238,177,028	$717,396	$237,459,632	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,704,079)	$—	$(38,704,079)	$—

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
454,968	FT Vest International Equity Moderate Buffer ETF - March (b)	$12,069,800
476,137	FT Vest International Equity Moderate Buffer ETF - June (b)	12,008,175
467,898	FT Vest International Equity Moderate Buffer ETF - September (b)	12,006,263
464,765	FT Vest International Equity Moderate Buffer ETF - December (b)	12,071,760
	Total Exchange-Traded Funds	48,155,998
	(Cost $45,312,801)
MONEY MARKET FUNDS — 0.0%
3,601	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (c)	3,601
	(Cost $3,601)

	Total Investments — 100.0%	48,159,599
	(Cost $45,316,402)
	Net Other Assets and Liabilities — (0.0)%	(3,888)
	Net Assets — 100.0%	$48,155,711

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$48,155,998	$48,155,998	$—	$—
Money Market Funds	3,601	3,601	—	—
Total Investments	$48,159,599	$48,159,599	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest International Equity Moderate Buffer ETF - March	454,968	$9,625,946	$2,708,244	$(506,139)	$177,970	$63,779	$12,069,800	$—
FT Vest International Equity Moderate Buffer ETF - June	476,137	9,595,401	2,697,233	(474,951)	129,211	61,281	12,008,175	—
FT Vest International Equity Moderate Buffer ETF - September	467,898	9,742,958	2,724,399	(782,074)	215,351	105,629	12,006,263	—
FT Vest International Equity Moderate Buffer ETF - December	464,765	9,578,676	2,699,092	(430,873)	178,247	46,618	12,071,760	—
		$38,542,981	$10,828,968	$(2,194,037)	$700,779	$277,307	$48,155,998	$—

FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
16,837	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (b)	$614,886
17,348	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (b)	614,032
15,468	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	613,091
16,927	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	612,201
17,710	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (b)	612,677
14,365	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (b)	612,261
15,825	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (b)	613,263
16,522	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (b)	613,526
14,596	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (b)	613,718
16,438	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (b)	615,501
16,554	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (b)	622,608
15,125	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (b)	614,982
	Total Exchange-Traded Funds	7,372,746
	(Cost $7,164,809)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
1,640	Dreyfus Government Cash Management Fund, Institutional Shares - 3.86% (c)	$1,640
	(Cost $1,640)

	Total Investments — 100.0%	7,374,386
	(Cost $7,166,449)
	Net Other Assets and Liabilities — (0.0)%	(596)
	Net Assets — 100.0%	$7,373,790

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$7,372,746	$7,372,746	$—	$—
Money Market Funds	1,640	1,640	—	—
Total Investments	$7,374,386	$7,374,386	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Laddered Enhance & Moderate Buffer ETF (BUFX)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	16,837	$430,775	$173,445	$(2,085)	$12,730	$21	$614,886	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	17,348	430,856	173,415	(2,370)	12,108	23	614,032	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	15,468	427,435	175,690	—	9,966	—	613,091	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	16,927	426,167	177,591	—	8,443	—	612,201	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	17,710	429,247	173,345	(171)	10,255	1	612,677	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	14,365	428,311	174,000	—	9,950	—	612,261	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	15,825	428,319	173,493	(76)	11,527	—	613,263	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	16,522	426,856	174,841	—	11,829	—	613,526	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	14,596	428,941	175,910	—	8,867	—	613,718	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	16,438	431,484	173,405	(2,687)	13,269	30	615,501	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	16,554	429,872	173,526	(1,132)	20,331	11	622,608	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	15,125	430,927	173,440	(2,680)	13,267	28	614,982	—
		$5,149,190	$2,092,101	$(11,201)	$142,542	$114	$7,372,746	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.